Stockholders' Deficit - Summary of Stock Option Transactions (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Granted		926,384	0
Number of Shares, Exercised			0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value Per Option, Granted		$ 1.03
Options Available, Authorized	270,764
Weighted Average Grant Date Fair Value Per Option, Forfeited		$ 1.03
Options Available, Beginning balance	606,061	124,824
Options Available, Granted	(407,013)	(926,384)
Options Available, Forfeited	17,977	93,979
Options Available, Ending balance	487,790	606,061	124,824
Number of Shares, Outstanding, Beginning balance	1,072,011	239,606
Number of Shares, Granted	407,013	926,384
Number of Shares, Exercised	(2,083)
Number of Shares, Forfeited	(17,977)	(93,979)
Number of Shares, Outstanding, Ending balance	1,458,964	1,072,011	239,606
Average Exercise Price, Beginning balance	$ 6.34	$ 3.36
Average Exercise Price, Granted	1.80	7.15
Average Exercise Price, Exercised	5.76
Average Exercise Price, Forfeited	4.94	6.75
Average Exercise Price, Ending balance	$ 5.09	$ 6.34	$ 3.36
Stock Options [Member] | 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Authorized		1,437,165
Stock Options [Member] | Closed 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Available, Expired		(123,523)